Segment information - Non-current assets by geographical area (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	€ 198,306	€ 183,625	€ 190,167
United States of America
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	13,416	12,329	12,048
Americas other than USA
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	2,687	3,023	3,812
Belgium
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	82,414	85,150	91,690
Germany
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	78,228	61,520	60,374
Poland
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	12,064	12,000	11,640
Rest of Europe
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	7,829	8,024	8,591
Asia-Pacific
Non-current assets by geographical areas
Non-current assets other than financial instruments, deferred tax assets	€ 1,668	€ 1,578	€ 2,012